Securities Transactions (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Securities Transactions.
Purchases	$ 10,077,968
Sales	302,797,118
Brokerage Commissions	181,145
Brokerage commissions paid for purchases of securities	2,039
Brokerage commissions paid for sales of securities	$ 179,106